FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Assets
The following tables summarize the fair value hierarchy of the Company's financial assets measured at fair value (in thousands):

	As of December 31, 2017
	Level I	Level II	Level III	Total
Assets
Investments of consolidated fund	$435	$—	$1,570	$2,005
Investment in available-for-sale securities	40,491	—	—	40,491
Total Assets	$40,926	$—	$1,570	$42,496

	As of December 31, 2016
	Level I	Level II	Level III	Total
Assets
Investment in available-for-sale securities	$17,009	$—	$—	$17,009
Total Assets	$17,009	$—	$—	$17,009

Changes in Fair Value of Financial Assets Categorized within Level 3
The following is a summary of changes in fair value of the Company's financial assets that have been categorized within Level III of the fair value hierarchy at December 31, 2017 (in thousands):

	Level III Financial Assets as of December 31, 2017
	Balance at December 31, 2016	Purchases	Transfers In or (Out) of Level III	Sale of Level III Assets	Balance at December 31, 2017
Investments of consolidated fund	$—	$1,894	$—	$(324)	$1,570